Supplement to the Prospectuses and Statements of Additional Information

CREDIT SUISSE LARGE CAP BLEND FUND
CREDIT SUISSE LARGE CAP GROWTH FUND
CREDIT SUISSE LARGE CAP VALUE FUND
CREDIT SUISSE MID-CAP CORE FUND
CREDIT SUISSE SMALL CAP CORE FUND
CREDIT SUISSE TRUST
International Equity Flex I Portfolio
International Equity Flex II Portfolio
International Equity Flex III Portfolio
U.S. Equity Flex I Portfolio
(each a "Fund" and collectively, the "Funds")

The following information supersedes certain information in the Funds' Prospectuses and Statements of Additional Information.

Constantin Filitti and Timothy Schwider (see biographies below) join Jordan Low as portfolio managers of the Credit Suisse Quantitative Equities Group responsible for the day-to-day portfolio management of the Funds. Mr. Low is the lead manager of the Credit Suisse Quantitative Equities Group.

Team Member Biographies

Constantin Filitti, Ph.D., Director, is a quantitative equity portfolio manager focused on relative value and timing strategies, as well as optimal portfolio construction in the Credit Suisse Quantitative Equities Group. Mr. Filitti joined Credit Suisse Asset Management, LLC in May 2008. From November 2004 to May 2008 he worked as a portfolio manager and researcher managing and developing quantitative global macro strategies for the Quantitative Strategies Group of Goldman Sachs Asset Management ("GSAM"). From August 2002 to October 2004 he worked in the Pension and Insurance Services Group of GSAM in Frankfurt in Germany where he was responsible for developing and structuring investment strategies for institutional clients. Mr. Filitti holds a B.A. and M.A. in Economics and a Ph.D. in Finance from the University of St. Gallen in Switzerland.

Timothy Schwider, Ph.D., Vice President, is a quantitative equity portfolio manager focused on European and Japanese models in the Credit Suisse Quantitative Equities Group. Mr. Schwider joined Credit Suisse Asset Management, LLC in September 2008. Mr. Schwider was a proprietary trader at JPMorgan from June 2002 to August 2008, and a quantitative analyst at Goldman Sachs from September 1998 to October 2000. Mr. Schwider holds a B.S. in Mathematics from Harvey Mudd College, and a Ph.D in Mathematics from the University of Michigan.

Dated: October 13, 2009	16-1009 LCB-PRO-CMN LCB-PRO-LOAD LCG-PRO-CMN LCG-PRO-ADV LCG-PRO-LOAD USEQVAL-PRO-LOAD LCV-PRO-ADV MCC-PRO-CMN MCC-PRO-ADV MCC-PRO-LOAD SCC-PRO-CMN TRSCC-PRO TREMK-PRO TRGSC-PRO TRINT-PRO 2009-023

Supplement to the Statements of Additional Information

CREDIT SUISSE LARGE CAP BLEND FUND
CREDIT SUISSE LARGE CAP GROWTH FUND
CREDIT SUISSE LARGE CAP VALUE FUND
CREDIT SUISSE MID-CAP CORE FUND
CREDIT SUISSE SMALL CAP CORE FUND
CREDIT SUISSE TRUST
International Equity Flex I Portfolio
International Equity Flex II Portfolio
International Equity Flex III Portfolio
U.S. Equity Flex I Portfolio
(each a “Fund” and collectively, the “Funds”)

The following information will supersede or supplement certain information in the Funds’ Statements of Additional Information.

Portfolio Managers

Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed

As reported to the Funds, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by the portfolio managers and the total assets managed within each category as of September 30, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Constantin Filitti	12	$739.33	12	1,664.06	5	$905.55
Timothy Schwider	12	$739.33	12	1,664.06	5	$905.55

The advisory fee for one of these accounts, which has a total of $98.6 million as of September 30, 2009 is based on the performance of the account.

Ownership in Securities of the Fund

As reported to the Funds, as of September 30, 2009, Messrs. Filitti and Schwider had no beneficial ownership in the Funds.

Portfolio Managers’ Compensation

Credit Suisse’s compensation to the portfolio managers of the Funds includes both a fixed base salary component and a bonus component.  The discretionary bonus for the portfolio managers is not tied by formula to the performance of any fund or account.  The factors taken into account in determining the portfolio managers’ bonus include the Funds’ performance, assets held in the Funds and other accounts managed by the portfolio manager, business growth, team work, management, corporate citizenship, etc.

A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation.  Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

Like all employees of Credit Suisse, the portfolio managers participate in Credit Suisse’s profit sharing and 401(k) plans.

Dated: October 13, 2009